Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets

As at December 31,	2023	2022
		(restated, see Note 2)
Accounts receivable	$2,414	$2,396
Investment income due and accrued	1,124	1,231
Property and equipment	666	607
Right-of-use assets	785	753
Deferred acquisition costs(1)	152	158
Prepaid expenses	1,136	1,089
Accrued post-retirement benefit assets (Note 24)	50	98
Other	135	110
Total other assets	$6,462	$6,442

(1)    Amortization of deferred acquisition cost charged to income during the year amounted to $25 in 2023 ($53 in 2022).